Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule Showing the Future Minimum Lease Payments

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2021.

2022	$471,063
2023	$450,377
2024	$452,511
2025	$405,795
2026	$153,601
Total Operating Lease Obligations	$1,945,347
Less: Amount representing interest	$(418,061)
Present Value of minimum lease payments	$1,527,286